Classes I, A and L Prospectus | Global Quality Portfolio
Global Quality Portfolio

September 17, 2014

Morgan Stanley Institutional Fund, Inc.

Supplement dated September 17, 2014 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2014 of:

Global Quality Portfolio (Classes I, A and L Shares)

The Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Fund") has approved a decrease in the expense cap with respect to the Class I, Class A and Class L shares of the Global Quality Portfolio (the "Portfolio"), effective October 1, 2014. Accordingly, the following changes to the Prospectus will become effective on October 1, 2014.

The Portfolio's Annual Portfolio Operating Expenses table under the section of the Prospectus entitled "Portfolio Summary—Global Quality Portfolio—Fees and Expenses—Annual Portfolio Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Classes I, A and L Prospectus Global Quality Portfolio		Class I	Class A	Class L
Advisory Fee		0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fee		none	0.25%	0.75%
Other Expenses	[1]	4.06%	3.95%	4.72%
Total Annual Portfolio Operating Expenses	[2]	4.86%	5.00%	6.27%
Fee Waiver and/or Expense Reimbursement	[2]	3.86%	3.65%	4.42%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.00%	1.35%	1.85%
[1]	Other expenses have been estimated for the current fiscal year.
[2]	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I, 1.35% for Class A and 1.85% for Class L. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

The Portfolio's Example information under the section of the Prospectus entitled "Portfolio Summary-Global Quality Portfolio-Fees and Expenses-Example" is hereby deleted in its entirety and replaced with the following:

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Classes I, A and L Prospectus Global Quality Portfolio (USD $)	1 Year	3 Years
Class I	102	318
Class A	655	930
Class L	188	582